Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Finished goods	$ 46,365	$ 54,357
Work in process	54,084	57,076
Raw materials	34,220	38,273
Supplies	531	42
Inventory, Net	$ 135,200	$ 149,748